UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Martin Capital Management, LLP

Address:   300 NIBCO Parkway
           Suite 301
           Elkhart, IN  46516


Form 13F File Number: 28-04589


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Todd B. Martin
Title:  Managing Partner
Phone:  (574) 293-2077

Signature,  Place,  and  Date  of  Signing:

/s/ Todd B. Martin                 Elkhart , IN                       2/11/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              38

Form 13F Information Table Value Total:  $      232,941
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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                                                  FORM 13F INFORMATION TABLE

        COLUMN 1            COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7         COLUMN 8
------------------------ -------------- --------- -------- ------------------ ---------- -------- ------------------------
                                                   VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
     NAME OF ISSUER      TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED  NONE
------------------------ -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ -------
AMERICAN EXPRESS CO.     COM            025816109      704    17,375          SOLE                   17,375      0       0
BERKSHIRE HATHAWAY - B   COM            084670207   11,383     3,464          SOLE                    3,429      0      35
BROWN & BROWN, INC.      COM            115236101   32,684 1,818,788          SOLE                1,693,738      0 125,050
BRUNSWICK CORP.          COM            117043109      177    13,900          SOLE                   13,900      0       0
EMMIS COMM.CL A          COM            291525103    3,067 2,633,014          SOLE                2,026,486      0 606,528
FIFTH THIRD              COM            316773100      116    11,925          SOLE                   11,925      0       0
GANNETT CO INC           COM            364730101   25,383 1,709,307          SOLE                1,691,347      0  17,960
GANNETT CO INC           COM            364730101    3,081   207,500     CALL                             0      0       0
GARMIN LTD.              COM            G37260109    6,659   216,906          SOLE                  211,546      0   5,360
GARMIN LTD.              COM            G37260109      124 3,803,730     PUT  SOLE                3,803,730      0       0
GENERAL ELECTRIC CO.     COM            369604103      863    57,050          SOLE                   57,050      0       0
HEWLETT PACKARD CO.      COM            428236103      206     4,000          SOLE                    4,000      0       0
HNI CORP                 COM            404251100    8,576   310,390          SOLE                  307,000      0   3,390
INTEL CORP.              COM            458140100      504    24,700          SOLE                   24,700      0       0
JOHNSON & JOHNSON        COM            478160104      595     9,245          SOLE                    9,245      0       0
LAMAR ADV.               COM            512815101   23,841   766,848          SOLE                  758,008      0   8,840
LAMAR ADV.               COM            512815101   24,990   803,800     PUT  SOLE                  803,800      0       0
LOWE'S COS, INC.         COM            548661107   24,752 1,058,220          SOLE                  967,240      0  90,980
MCDONALD'S CORP.         COM            580135101      312     5,000          SOLE                    5,000      0       0
McGRAW-HILL COS.         COM            580645109    6,088   181,680          SOLE                  179,950      0   1,730
McGRAW-HILL COS.         COM            580645109      218     6,500     CALL                             0      0       0
MERCK & CO.              COM            58933Y105      292     8,000          SOLE                    8,000      0       0
MICROSOFT CORP.          COM            594918104      823    26,990          SOLE                   26,880      0     110
MOHAWK INDUSTRIES, INC.  COM            608190104    1,975    41,495          SOLE                    9,970      0  31,525
PATTERSON COS. INC.      COM            703395103      557    19,890          SOLE                   19,340      0     550
PEPSICO, INC.            COM            713448108      596     9,800          SOLE                    9,800      0       0
POOL CORP.               COM            73278L105      784    41,069          SOLE                   41,020      0      49
PROGRESSIVE CORP.        COM            743315103    9,589   533,018          SOLE                  456,198      0  76,820
SKYLINE CORPORATION      COM            830830105      301    16,350          SOLE                   16,350      0       0
STRYKER CORPORATION      COM            863667101   17,583   349,074          SOLE                  345,607      0   3,467
TORCHMARK CORP.          COM            891027104    2,549    58,003          SOLE                   57,531      0     472
U.S. BANCORP             COM            902973304    1,178    52,335          SOLE                   52,045      0     290
UNITED HEALTH GROUP INC. COM            91324P102      835    27,400          SOLE                   27,400      0       0
WAL MART STORES          COM            931142103    1,474    27,570          SOLE                      170      0  27,400
WALGREEN CO.             COM            931422109    7,076   192,703          SOLE                  191,208      0   1,495
WALT DISNEY CO.          COM            254687106      342    10,600          SOLE                   10,600      0       0
WASHINGTON POST (CL B)   COM            939640108   12,455    28,333          SOLE                   28,056      0     277
WELLS FARGO & CO         COM            949746101      209     7,750          SOLE                    7,750      0       0
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